ING Life Insurance and Annuity Company
and its
Variable Annuity Account C

For 1984 Contracts (Prospectus No. PRO.75992-09)
and for 1992, 1994 and 2004 Contracts (Prospectus No. PRO.75988-09)

Supplement dated June 26, 2009 to the Contract Prospectus dated May 1, 2009

The information in this Supplement updates and amends certain information contained in your variable annuity
Contract Prospectus. Please read it carefully and keep it with your current variable annuity Contract
Prospectus for future reference.

The information for Calvert Social Balanced Portfolio appearing in the Contract Prospectus under Appendix IV –
Description of Underlying Funds is hereby deleted and replaced with the following:

Investment
Fund Name	Adviser/Subadviser	Investment Objective(s)
Calvert Variable Series, Inc. –	Calvert Asset Management	A non-diversified portfolio that seeks to
Calvert Social Balanced	Company, Inc.	achieve a competitive total return
Portfolio		through an actively managed portfolio of
	Subadviser: (equity portion of	stocks, bonds and money market
	Portfolio):	instruments which offer income and
	New Amsterdam Partners LLC	capital growth opportunity and which
satisfy the investment and social criteria.
Calvert Asset Management
Company, Inc. manages fixed-
income portion of Portfolio and
handles allocation of assets and
Portfolio Managers for the
Portfolio.

X.75988-92-09A	June 2009